Income and Expenses - Summary of Revenues from Contracts with Customers (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	₱ 210,953	₱ 204,362	₱ 192,186
Service Revenue [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	201,832	195,344	184,680
Non-service Revenue [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	9,121	9,018	7,506
Transferred over Time [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	201,832	195,344	184,680
Transferred at a Point Time [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	9,121	9,018	7,506
Elimination of intersegment amounts [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	(14,182)	(27,722)	(30,425)
Elimination of intersegment amounts [Member] | Service Revenue [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	(14,181)	(27,722)	(30,417)
Elimination of intersegment amounts [Member] | Non-service Revenue [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	(1)		(8)
Elimination of intersegment amounts [Member] | Transferred over Time [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	(14,181)	(27,722)	(30,417)
Elimination of intersegment amounts [Member] | Transferred at a Point Time [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	(1)		(8)
Wireless [Member] | Operating Segments [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	104,401	104,274	106,619
Wireless [Member] | Operating Segments [Member] | Service Revenue [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	95,677	95,852	99,639
Wireless [Member] | Operating Segments [Member] | Non-service Revenue [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	8,724	8,422	6,980
Wireless [Member] | Operating Segments [Member] | Transferred over Time [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	95,677	95,852	99,639
Wireless [Member] | Operating Segments [Member] | Transferred at a Point Time [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	8,724	8,422	6,980
Fixed Line [Member] | Operating Segments [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	120,734	127,810	115,992
Fixed Line [Member] | Operating Segments [Member] | Service Revenue [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	120,336	127,214	115,458
Fixed Line [Member] | Operating Segments [Member] | Non-service Revenue [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	398	596	534
Fixed Line [Member] | Operating Segments [Member] | Transferred over Time [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	120,336	127,214	115,458
Fixed Line [Member] | Operating Segments [Member] | Transferred at a Point Time [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues from contracts with customers	₱ 398	₱ 596	₱ 534